Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We currently only grant annual equity-based awards of RSUs to our Board in accordance with the “Non-Employee Director Compensation Arrangements” described above. Our current compensation arrangements do not contemplate option awards. The Compensation Committee may consider a modified or updated compensation program, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Compensation Committee. The Compensation Committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Compensation Committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.